Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Cash And Cash Equivalents	Cash And Cash Equivalents

(in millions)	December 31, 2024	December 31, 2023
Cash balances on hand and at banks	$1,018	$490
Other cash and cash equivalents	1,174	1,897
Total	$2,192	$2,387
Movements in cash and cash equivalents are presented in the Company’s consolidated statements of cash flows.
The following table presents the reconciliation of assets, liabilities and equity arising from financing activities:

				Non-cash changes
(in millions)	As of December 31, 2022 Assets (Liabilities and Equity)	Cash Flows from Financing Activities (Inflows)/ Outflows	Cash Flows from Operating Activities (Inflows)/ Outflows	Addition	Foreign exchange movement	Other	As of December 31, 2023 Assets (Liabilities and Equity)
Government grants receivable(1)	$52	$(5)	$—	$23	$1	$101	$172
Debt(2)	(2,511)	182	—	(17)	(30)	4	$(2,372)
Lease obligations	(345)	77	21	(117)	(5)	(13)	$(382)
Share capital	(11)	—	—	—	—	—	$(11)
Additional Paid-In Capital	(23,831)	(42)	—	—	—	(154)	$(24,027)
Other	—	—	—	—	1	—	$1
Total	$(26,646)	$212	$21	$(111)	$(33)	$(62)	$(26,619)

				Non-cash changes
(in millions)	As of December 31, 2023 Assets (Liabilities and Equity)	Cash Flows from Financing Activities (Inflows)/ Outflows	Cash Flows from Operating Activities (Inflows)/ Outflows	Addition	Foreign exchange movement	Other	As of December 31, 2024 Assets (Liabilities and Equity)
Debt(2)	$(2,372)	$544	$—	$(16)	$42	$(4)	$(1,806)
Lease obligations	(382)	62	24	(389)	23	148	$(514)
Share capital	(11)	—	—	—	—	—	$(11)
Additional Paid-In Capital	(24,027)	177	—	—	—	(164)	$(24,014)
Other	1	2	—	—	—	(3)	$—
Total	$(26,791)	$785	$24	$(405)	$65	$(23)	$(26,345)
(1)Government grants receivable of $172 million is included in receivables, prepayments and other assets in the consolidated statements of financial position as of December 31, 2023. In 2024, cash flows from government grants receivable is included in cash from operating activities due to a methodology change in 2023.
(2)Accrued interest is included in accrued liabilities in the consolidated statement of financial positions. Interest paid relating to the Company’s debt of $91 million and $100 million is included in cash flow from operating activities on the consolidated statement of cash flows as of December 31, 2024 and 2023, respectively.
Geographical concentration of cash and cash equivalents is as follows:

(in millions)	December 31, 2024	December 31, 2023
United States of America	$1,637	$481
Republic of Singapore	341	1,666
Other	214	240
Total	$2,192	$2,387